Recognized Amount of Identifiable Assets Acquired and Liabilities Assumed (Detail) In Millions, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 INR	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 INR	May 31, 2011 SEPCO Communications Pty Ltd INR
Business Acquisition [Line Items]
Cash and cash equivalents						758
Accounts Receivable						2,882
Prepaid and other assets						826
Property, plant and equipment						23,862
Identifiable intangible assets						3,188
Deferred tax assets (net)						5,252
Account payable and other liabilities						(9,190)
Borrowings						(33,968)
Total identifiable net liabilities						(6,390)
Non-controlling interest						(1,146)
Goodwill	498	27,150	540	29,430	6,361	22,163
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total						14,627